Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 102,523	€ 111,086
Ending balance	85,306	102,523
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	350,765	346,620
Additions	2,580	4,190
Disposals	(12,562)	(643)
Reclassifications to assets held for sale	(27,182)
Effect of translation adj.	(4,986)	598
Ending balance	308,615	350,765
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(248,242)	(235,534)
Depreciation	(9,882)	(10,969)
Disposals	8,625	577
Reclassifications to assets held for sale	23,858
Effect of translation adj.	2,332	(2,316)
Ending balance	(223,309)	(248,242)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	78,510	84,062
Ending balance	€ 67,042	78,510
Land and buildings [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	0.00%
Land and buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 170,815	170,045
Additions	396	560
Disposals	(3,364)	(3)
Reclassifications to assets held for sale	(10,828)
Effect of translation adj.	(3,814)	213
Ending balance	153,205	170,815
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(92,305)	(85,983)
Depreciation	(3,831)	(3,984)
Disposals	7
Reclassifications to assets held for sale	8,377
Effect of translation adj.	1,589	(2,338)
Ending balance	(86,163)	(92,305)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,792	16,560
Ending balance	€ 10,507	13,792
Machinery and equipment [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%
Machinery and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	25.00%
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 127,465	126,354
Additions	897	1,510
Disposals	(3,842)	(522)
Reclassifications to assets held for sale	(15,746)
Reclassifications from constr. in progress	414	183
Effect of translation adj.	(965)	(60)
Ending balance	108,223	127,465
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(113,673)	(109,794)
Depreciation	(2,972)	(3,221)
Disposals	3,330	462
Reclassifications to assets held for sale	14,878
Effect of translation adj.	721	(1,120)
Ending balance	(97,716)	(113,673)
Office furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	837	996
Ending balance	€ 562	837
Office furniture and equipment [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%
Office furniture and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	20.00%
Office furniture and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 15,123	15,079
Additions	119	126
Disposals	(232)	(114)
Reclassifications to assets held for sale	(608)
Effect of translation adj.	(68)	32
Ending balance	14,334	15,123
Office furniture and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,286)	(14,083)
Depreciation	(370)	(381)
Disposals	219	112
Reclassifications to assets held for sale	603
Effect of translation adj.	62	66
Ending balance	(13,772)	(14,286)
Retail gallery and store furnishings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	736	1,236
Ending balance	€ 381	736
Retail gallery and store furnishings [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	25.00%
Retail gallery and store furnishings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	35.00%
Retail gallery and store furnishings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 13,732	13,494
Additions	47	285
Disposals	(60)	(4)
Effect of translation adj.	(638)	(43)
Ending balance	13,081	13,732
Retail gallery and store furnishings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(12,996)	(12,258)
Depreciation	(467)	(535)
Disposals	52	3
Effect of translation adj.	711	(206)
Ending balance	(12,700)	(12,996)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,393	7,320
Ending balance	€ 6,454	8,393
Leasehold improvements [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%
Leasehold improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	20.00%
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 23,375	20,736
Additions	541	1,671
Disposals	(5,064)
Reclassifications from constr. in progress		545
Effect of translation adj.	560	423
Ending balance	19,412	23,375
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,982)	(13,416)
Depreciation	(2,242)	(2,848)
Disposals	5,017
Effect of translation adj.	(751)	1,282
Ending balance	(12,958)	(14,982)
Constr. in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	255	912
Ending balance	€ 360	€ 255
Constr. in progress [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	0.00%
Constr. in progress [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation		0.00%
Constr. in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 255	€ 912
Additions	580	38
Reclassifications from constr. in progress	(414)	(728)
Effect of translation adj.	(61)	33
Ending balance	€ 360	€ 255